Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data

Note 15 – Quarterly Financial Data (Unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2012
Operating revenues	$657,645	$409,768	$371,799	$488,566
Operating income	134,623	15,380	6,310	115,211
Net income (loss)	78,919	(3,676)	(4,305)	62,393
Basic earnings (loss) per common share*	1.71	(0.08)	(0.09)	1.35
Diluted earnings (loss) per common share*	1.70	(0.08)	(0.09)	1.34

2011
Operating revenues	$628,440	$388,505	$352,592	$517,651
Operating income	126,335	20,568	1,253	101,924
Net income (loss)	68,549	4,055	(15,641)	55,324
Basic earnings (loss) per common share*	1.50	0.09	(0.34)	1.20
Diluted earnings (loss) per common share*	1.48	0.09	(0.34)	1.19

2010
Operating revenues	$668,751	$385,825	$307,683	$468,112
Operating income	121,732	24,031	184	86,170
Net income (loss)	64,648	(933)	(4,823)	44,985
Basic earnings (loss) per common share*	1.43	(0.02)	(0.11)	0.99
Diluted earnings (loss) per common share*	1.42	(0.02)	(0.11)	0.98

*	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.

The demand for natural gas is seasonal, and it is the opinion of management that comparisons of earnings for interim periods do not reliably reflect overall trends and changes in the operations of the Company. Also, the timing of general rate relief can have a significant impact on earnings for interim periods. See Management’s Discussion and Analysis for additional discussion of operating results.